Affiliated Companies and Other Equity-Method Investees (Tables)	12 Months Ended
Mar. 31, 2011
Aggregate Carrying Amount and Fair Value of Investments in Affiliated Companies and Other Equity-Method Investees

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Carrying amount	¥176,351	¥182,109	$2,200
Fair value	216,932	198,439	2,398

JAFCO, NRI and NLB [Member]
Summary of Annual Financial Information

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Total assets	¥2,020,517	¥2,096,554	$25,333
Total liabilities	1,474,284	1,521,653	18,386

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Net revenues	¥530,181	¥526,350	¥590,985	$7,141
Non-interest expenses	498,104	482,573	535,564	6,471
Net income attributable to the companies	2,598	22,779	29,392	355

Nomura Land and Building Co., Ltd [Member]
Summary of Balances and Transactions with Affiliated Companies and Other Equity-Method Investees

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010	2011	2011
Investments in affiliated companies	¥247,641	¥260,339	$3,146
Advances to affiliated companies	3,632	12,766	154

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009	2010	2011	2011
Revenues	¥865	¥362	¥3,056	$37
Non-interest expenses	43,750	58,219	52,796	638
Purchase of software and tangible assets	44,602	25,954	20,945	253

Fortress Investment Group LLC [Member]
Summary of Annual Financial Information

	Millions of yen		Translation into millions of U.S. dollars
	March 31
	2010(1)	2011(1)	2011
Total assets	¥154,471	¥172,677	$2,086
Total liabilities	98,711	95,396	$1,153

	Millions of yen			Translation into millions of U.S. dollars
	Year ended March 31
	2009(1)	2010(1)	2011(1)	2011
Net revenues	¥38,702	¥57,602	¥89,710	$1,084
Non-interest expenses	150,079	144,868	154,161	1,863
Net income (loss) attributable to the company	(32,458)	(23,651)	(24,400)	(295)

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2008, 2009 and 2010, respectively. Nomura records its share of Fortress's earnings on a three-month lag.